Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of lease liabilities reconciled to the total minimum lease payments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total minimum lease payments disclosed as at December 31, 2018		$ 902.5	$ 902.5
Commitments relating to short-term leases		(15.3)
Commitments relating to leases of low value assets		(6.3)
Extension and termination options reasonably certain to be exercised		7.1
Payments relating to fixed non-lease components		13.0
Commitments relating to leases not commenced but committed		(54.4)
Lease inducements receivable		(58.1)
Undiscounted lease payments		788.5
Discount effect at January 1, 2019		(143.5)
Lease liabilities recognized at January 1, 2019	$ 688.9	$ 645.0